Financial Instruments - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other loan receivables
Investment in term loans	$ 188,895	$ 120,642
Total direct financing leases and other loan receivables	799,163	833,964
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	430,414	436,601
Other loan receivables
Long term receivable included in other assets		1,704
Collateral [Member] | Non-Performing [Member]
Other loan receivables
Investment in term loans	188,895	188,756
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 179,854	$ 206,903